Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2019
Foreign Exchange Rates [Abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
5.	FINANCIAL RISKS MANAGEMENT (Continued)

The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2017, 2018 and 2019:

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10% of the US dollar against the euro	As of
(in € thousands or in US dollar thousands, as applicable)	2017/12/31	2018/12/31	2019/12/31
Cash and cash equivalents denominated in US dollars	3,611	1,188	153,438
Equivalent in euros, on the basis of the exchange rate described below	3,011	1,038	136,582
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	3,345	1,153	151,758
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	2,737	944	124,166

Sensitivity of the Group's expenses to a variation of +/- 10% of the US dollar against the euro	Year ended
(in € thousands or in US dollar thousands, as applicable)	2017/12/31	2018/12/31	2019/12/31
Expenses denominated in US dollars	5,993	9,613	40,355
Equivalent in euros, on the basis of the exchange rate described below	4,997	8,396	35,922
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	5,552	9,328	39,914
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	4,543	7,632	32,657

2019/12/31 : Equivalent in euros, on the basis of a 1 euro = 1.1234 US dollar ratio
2018/12/31 : Equivalent in euros, on the basis of a 1 euro = 1.145 US dollar ratio
2017/12/31 : Equivalent in euros, on the basis of a 1 euro = 1.1993 US dollar ratio

Summary of Cash, Cash Equivalents and Financial Assets
Cash, cash equivalents and financial assets	As of
(in € thousands or in US dollar thousands, as applicable)	2017/12/31	2018/12/31	2019/12/31
At origin, denominated in EUR
Cash and cash equivalents	270,210	206,199	139,863
Current and non current financial assets	729	1,303	1,614
Total	270,939	207,502	141,477
At origin, denominated in USD
Cash and cash equivalents	3,611	1,041	136,884
Current and non current financial assets	31	10	113
Total	3,642	1,051	136,997
Total, in EUR
Cash and cash equivalents	273,820	207,240	276,748
Current and non current financial assets	760	1,313	1,727
Total	274,581	208,553	278,474